Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–151.36%(a)
Alabama–1.56%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	$140	$140,000
Series 2016, RB	5.75%	06/01/2045	25	21,968
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,300	1,376,825
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	925	979,346
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	905	922,813
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2024 A, RB	5.00%	11/01/2035	1,535	1,584,531
Series 2025 A, RB(b)	5.00%	06/01/2035	1,015	1,024,272
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,320	1,392,904
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	820	807,898
				8,250,557
Alaska–0.54%
Municipality of Anchorage AK; Series 2025, RB (INS - AGI)(d)(e)(f)	5.25%	02/01/2050	2,500	2,532,504
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	395	329,108
				2,861,612
Arizona–3.12%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(c)	5.00%	07/01/2039	1,090	1,043,938
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(c)	5.00%	12/15/2040	230	222,650
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2053	1,000	995,508
City of Mesa AZ Utility System Revenue; Series 2025, RB (INS-BAM)(e)(f)	5.00%	07/01/2046	2,850	2,924,360
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,096,450
Series 2017, Ref. RB	5.00%	11/15/2045	835	594,567
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	634,576
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	499,063
Series 2021, RB(c)	4.00%	07/01/2051	875	682,589
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	340	299,761
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,125	1,036,952
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.00%	01/01/2048	3,065	3,152,086
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	3,170	3,281,259
				16,463,759
Arkansas–0.10%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	515	502,512
California–23.03%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2035	3,570	2,437,516
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2036	5,770	3,747,406
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(g)	0.00%	08/01/2026	1,390	1,342,844
Series 2009, GO Bonds(g)	0.00%	08/01/2031	2,680	2,202,144
California (State of);
Series 2020, GO Bonds (INS - BAM)(e)	3.00%	11/01/2050	1,590	1,187,473
Series 2023, GO Bonds(f)	5.25%	09/01/2053	3,075	3,242,987
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	1,350	1,417,393
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	$10,115	$970,104
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	15	14,571
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,590	289,380
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,504,082
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,935	3,259,410
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,345
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,651	3,605,984
Series 2023-1, RB	4.38%	09/20/2036	752	745,461
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(b)(f)(h)	5.00%	01/01/2028	1,720	1,821,381
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges); Series 2003 A, RB(b)(f)(h)	5.00%	01/01/2028	3,340	3,535,621
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	155	144,932
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,265	1,290,024
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(e)	4.00%	05/15/2046	500	461,825
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(d)	5.00%	12/31/2047	1,035	989,574
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(c)	5.00%	08/01/2039	240	199,495
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(c)(d)	5.00%	07/01/2027	485	485,342
Series 2012, RB(c)(d)	5.00%	07/01/2030	200	200,109
Series 2012, RB(c)(d)	5.00%	07/01/2037	2,060	2,059,853
Series 2012, RB(c)(d)	5.00%	11/21/2045	2,420	2,292,007
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(c)	5.25%	12/01/2056	950	922,463
California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	960	1,008,514
Series 2024, RB(b)	5.00%	10/01/2032	1,155	1,203,581
California State University; Series 2019 A, RB(f)	5.00%	11/01/2049	2,010	2,035,683
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(e)(g)	0.00%	08/01/2029	695	607,558
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	790	565,770
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(g)	0.00%	08/01/2040	4,685	2,424,472
Series 2009, GO Bonds(g)	0.00%	08/01/2041	4,965	2,420,311
Series 2009, GO Bonds(g)	0.00%	08/01/2042	5,265	2,419,038
Series 2009, GO Bonds(g)	0.00%	08/01/2043	3,460	1,512,796
Series 2009, GO Bonds(g)	0.00%	08/01/2044	4,825	2,001,001
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	1,775	1,450,570
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	1,980	1,557,209
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	1,355	145,936
Los Angeles (City of), CA Department of Airports; Series 2021, Ref. RB(b)(d)(h)	5.00%	11/15/2031	5	5,437
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2034	1,985	1,427,309
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(e)(g)	0.00%	08/01/2029	3,955	3,419,389
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,645	3,122,229
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	2,875	2,606,300
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2036	4,025	2,614,091
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2037	1,590	978,698
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2027	4,005	3,750,062
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	5,000	4,079,654
Regents of the University of California Medical Center;
Series 2022 P, RB(f)(i)	4.00%	05/15/2053	5,110	4,420,348
Series 2022 P, RB	3.50%	05/15/2054	1,845	1,428,243
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(e)	4.00%	08/01/2048	1,125	1,012,800
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	$1,885	$1,675,874
Series 2021 A, RB	5.00%	07/01/2056	1,900	1,918,422
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 E, RB(d)	5.00%	05/01/2038	645	656,186
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI)(e)(g)	0.00%	09/01/2030	3,300	2,815,443
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,295	1,175,132
Tender Option Bond Trust Receipts/Certificates;
Series 2025, RB(d)(f)(i)	5.00%	07/01/2048	2,300	2,296,430
Series 2025, RB(f)(i)	5.00%	08/15/2051	3,995	4,076,111
William S. Hart Union High School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	15,570	12,219,478
Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	5,725	4,311,238
				121,735,039
Colorado–6.98%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	4.25%	12/01/2043	2,250	2,076,362
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	500,434
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	790	723,773
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	985	847,009
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(c)	5.00%	12/01/2047	1,580	1,486,732
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	630	586,138
City & County of Denver CO Airport System Revenue; Series 2025, RB(d)(f)	5.00%	11/15/2047	5,065	5,026,784
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,555	1,542,734
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,185	1,167,524
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,585	1,310,167
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(c)	5.00%	04/01/2035	1,150	1,212,408
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	458,375
Colorado Springs (City of), CO; Series 2024, RB(f)	5.25%	11/15/2053	5,000	5,194,910
Denver (City & County of), CO;
Series 2018 A, Ref. RB(d)	5.00%	12/01/2048	4,160	4,086,017
Series 2018 A, Ref. RB(d)	5.25%	12/01/2048	1,635	1,642,705
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	435	364,053
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,915	1,911,855
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	709	593,469
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	705	717,015
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	490,007
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	391,804
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.38%	12/01/2045	820	767,996
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	458,528
Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	5.25%	12/01/2045	500	500,891
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	380	372,044
Waterstone Metropolitan District No. 1; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.75%	12/01/2054	765	721,294
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	470	363,982
Series 2021 A-2, RB(j)	4.50%	12/01/2041	1,950	1,359,374
				36,874,384
District of Columbia–4.25%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	585	535,157
District of Columbia Water & Sewer Authority; Series 2022, RB(f)	5.00%	10/01/2044	5,475	5,571,557
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,095	2,636,318
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,580	1,344,058
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(f)	5.25%	05/01/2048	5,030	5,217,891
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue; Series 2025, RB(f)(i)	5.25%	07/15/2053	$6,995	$7,165,526
				22,470,507
Florida–13.35%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(c)(k)(l)	5.00%	11/15/2061	1,075	771,415
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	475	389,549
Broward (County of), FL;
Series 2019 A, RB(d)	4.00%	10/01/2049	695	592,080
Series 2019 A, RB(d)	5.00%	10/01/2049	1,325	1,300,177
Series 2022 A, RB(f)(i)	4.00%	10/01/2047	5,805	5,250,483
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,310	1,915,594
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(e)	5.50%	03/01/2043	1,465	1,546,487
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2037	1,385	1,151,187
County of Miami-Dade FL Transit System; Series 2025, RB(f)	5.00%	07/01/2052	2,215	2,224,124
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	2,435	2,393,479
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,135	1,122,039
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(c)(d)	12.00%	07/15/2028	675	700,906
Series 2024, Ref. RB (INS - AGI)(d)(e)	5.00%	07/01/2044	2,605	2,551,508
Series 2024, Ref. RB (INS - AGI)(d)(e)	5.25%	07/01/2047	770	772,384
Series 2024, Ref. RB (INS - AGI)(d)(e)	5.25%	07/01/2053	1,715	1,687,602
Series 2024, Ref. RB(d)	5.50%	07/01/2053	750	705,104
Fort Lauderdale (City of), FL; Series 2024, RB(f)	5.50%	09/01/2053	2,305	2,443,702
Greater Orlando Aviation Authority;
Series 2017 A, RB(d)	5.00%	10/01/2052	485	473,756
Series 2019 A, RB(d)	4.00%	10/01/2044	2,500	2,235,164
Series 2024, RB(d)	5.25%	10/01/2048	1,535	1,561,953
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(d)	5.00%	10/01/2048	2,300	2,259,088
Hillsborough County Industrial Development Authority; Series 2025, RB(f)	5.50%	11/15/2054	3,075	3,238,829
JEA Water & Sewer System Revenue; Series 2025, RB(f)	5.25%	10/01/2055	1,535	1,591,764
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	665	639,605
Series 2020 A, Ref. RB	5.75%	08/15/2050	270	251,098
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,000	914,296
Lee (County of), FL; Series 2021 B, RB(d)	5.00%	10/01/2034	970	1,012,401
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	844,964
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(d)	5.00%	10/01/2040	1,660	1,657,032
Series 2021, RB	4.00%	10/01/2051	2,375	2,042,724
Series 2022 A, Ref. RB(d)	5.25%	10/01/2052	1,185	1,177,562
Series 2023 A, Ref. RB(d)	5.00%	10/01/2047	770	746,310
Series 2025 A, RB(d)	5.50%	10/01/2055	410	418,563
Subseries 2021 A-2, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	2,305	2,009,262
Subseries 2021 B-1, Ref. RB(d)	4.00%	10/01/2050	980	816,373
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,500	2,499,899
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	2,610	2,623,060
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2044	1,000	379,886
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2048	1,500	451,695
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2051	600	146,542
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	430	99,208
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	365	75,137
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,255	1,063,598
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	765	649,414
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, RB	5.00%	07/01/2025	$500	$500,482
Series 2014 A, RB	5.00%	07/01/2027	500	500,531
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,270	1,226,986
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	5,270	1,415,621
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB(h)	6.00%	10/01/2029	2,000	2,212,388
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(f)	5.50%	10/01/2053	5,035	5,290,426
				70,543,437
Georgia–2.11%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2044	4,345	3,861,670
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	995	1,005,023
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	976,339
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,165	1,166,557
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,145	1,138,239
Series 2024 B, RB(b)	5.00%	03/01/2032	1,540	1,622,538
Series 2024 E, RB(b)	5.00%	12/01/2032	1,300	1,354,967
				11,125,333
Hawaii–0.34%
State of Hawaii Airports System Revenue; Series 2025, RB(d)(f)	5.50%	07/01/2054	1,725	1,788,122
Idaho–0.40%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2050	845	861,480
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,700	1,255,624
				2,117,104
Illinois–4.10%
Chicago (City of), IL; Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,850	1,883,160
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(d)	5.00%	01/01/2042	2,490	2,458,824
Series 2024 A, RB(d)	5.50%	01/01/2059	1,940	1,999,631
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,100	926,952
Chicago (City of), IL Transit Authority; Series 2024 A, Ref. RB	5.00%	12/01/2049	2,150	2,145,410
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(e)	6.00%	11/01/2026	980	996,447
Series 2017 C, GO Bonds	5.00%	11/01/2029	250	257,972
Series 2017 D, GO Bonds	5.00%	11/01/2026	4,655	4,768,808
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,115	1,156,672
Series 2020, GO Bonds	5.50%	05/01/2039	985	1,031,177
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	340	340,352
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.50%	08/01/2043	530	546,298
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $57,113)(l)	5.00%	11/01/2040	55	36,850
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $970,542)(l)	5.00%	11/01/2049	1,155	773,850
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,395	2,366,016
				21,688,419
Indiana–0.78%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	925	788,507
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	455	407,404
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(d)	5.75%	08/01/2042	215	214,996
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	2,625	2,733,524
				4,144,431
Iowa–0.70%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	590	390,993
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	$1,165	$1,114,003
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(h)	5.00%	12/01/2032	1,575	1,771,609
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	285	242,237
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	155	155,000
				3,673,842
Kansas–0.34%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	842,837
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	957,391
				1,800,228
Kentucky–1.22%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(d)	4.70%	01/01/2052	630	561,340
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,010	1,010,371
Series 2015 A, RB	5.00%	07/01/2040	895	895,051
Series 2015 A, RB	5.00%	01/01/2045	1,220	1,219,657
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,350	1,142,196
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,540	1,630,170
				6,458,785
Louisiana–0.89%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	715	605,861
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(d)	5.75%	09/01/2064	2,395	2,472,161
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,535	1,605,603
				4,683,625
Maryland–0.42%
Howard (County of), MD (Downtown Columbia);
Series 2017 A, RB(c)	4.38%	02/15/2039	1,000	933,005
Series 2017 A, RB(c)	4.50%	02/15/2047	500	442,499
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	671,982
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	4.25%	11/01/2037	175	157,569
				2,205,055
Massachusetts–2.83%
Massachusetts (Commonwealth of);
Series 2024, RB(f)	5.00%	11/01/2052	9,950	10,090,729
Series 2024, RB(f)	5.00%	06/01/2053	4,790	4,871,973
				14,962,702
Michigan–3.18%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	270	261,467
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	700	585,839
Lansing (City of), MI; Series 2024(f)	5.25%	07/01/2054	3,335	3,463,647
Michigan (State of); Series 2024, RB(f)	5.50%	11/15/2049	4,355	4,609,133
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	275	272,545
Series 2020, Ref. RB	5.00%	06/01/2045	465	423,621
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2046	3,470	3,443,695
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,780	1,791,304
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(d)	4.00%	10/01/2026	1,895	1,883,442
Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2026	380	84,740
				16,819,433
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.12%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	$425	$360,507
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	400	270,330
				630,837
Mississippi–0.27%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(e)	5.25%	03/01/2055	770	778,363
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,060	638,243
				1,416,606
Missouri–2.71%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	1,977,393
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(d)	5.00%	03/01/2046	6,155	6,060,808
Series 2019 B, RB (INS - AGI)(d)(e)	5.00%	03/01/2049	945	933,895
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	465	386,277
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	312,304
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2024, RB (CEP - GNMA)	4.70%	11/01/2054	990	947,001
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.50%	09/01/2033	1,270	1,270,164
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,740	1,745,916
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	705	671,752
				14,305,510
Nebraska–0.53%
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	770	794,412
Omaha (City of), NE Public Power District; Series 2022, RB(f)(i)	5.25%	02/01/2052	1,960	2,018,174
				2,812,586
Nevada–1.10%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(f)	5.00%	07/01/2053	4,845	4,934,625
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB(b)(c)(d)	9.50%	01/01/2033	920	877,914
				5,812,539
New Hampshire–0.51%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	275	270,212
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,515	1,469,658
New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	935	935,157
				2,675,027
New Jersey–4.06%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(d)	5.25%	09/15/2029	170	170,047
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(d)	5.50%	01/01/2026	500	500,579
Series 2013, RB(d)	5.38%	01/01/2043	1,230	1,230,324
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,615	3,166,253
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGI)(e)(g)	0.00%	12/15/2026	8,435	8,029,287
Series 2022, RB(b)(h)	5.25%	12/15/2032	670	769,549
Series 2022, RB	5.25%	06/15/2046	635	651,299
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,160	1,210,628
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	$2,765	$2,730,313
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,575	1,581,487
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,485	1,425,642
				21,465,408
New York–18.75%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(c)(d)(m)	5.25%	12/31/2033	500	496,667
City of New York NY; Series 2025, RB(f)	5.25%	04/01/2047	1,415	1,469,495
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,460	2,149,787
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	516,643
Series 2020 A-1, RB (INS - AGI)(e)	4.00%	11/15/2041	1,120	1,021,772
Series 2020 C-1, RB	5.25%	11/15/2055	1,270	1,289,115
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(d)	4.00%	07/15/2060	2,200	1,767,581
New York (City of), NY;
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2038	1,275	1,375,142
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2042	2,165	2,192,663
New York (City of), NY Municipal Water Finance Authority; Series 2020 BB-1, RB	4.00%	06/15/2050	1,575	1,354,527
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	810	724,711
Series 2023 F-1, RB	4.00%	02/01/2051	2,315	2,035,818
Series 2024 B, RB	4.38%	05/01/2053	2,000	1,841,282
New York (State of) Dormitory Authority; Series 2020 A, Ref. RB	4.00%	03/15/2046	5,000	4,418,840
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2029	1,805	1,986,850
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,425	2,948,073
New York (State of) Housing Finance Agency (Green Bonds); Series 2023 E-1, RB	4.88%	11/01/2053	2,000	1,978,578
New York (State of) Power Authority (Green Bonds); Series 2020, RB(f)	4.00%	11/15/2055	3,930	3,325,509
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,110	4,405,091
Series 2019 B, RB (INS - AGI)(e)	4.00%	01/01/2050	2,490	2,162,207
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,355	2,092,910
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	1,155	1,134,697
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	265	226,941
Series 2010 A, RB(c)	6.25%	06/01/2041	1,179	1,130,746
New York Counties Tobacco Trust V; Series 2005 S-2, RB(g)	0.00%	06/01/2050	10,140	1,501,652
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,995	2,900,471
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(c)	5.00%	11/15/2044	5,230	5,087,019
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	1,580	1,408,887
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	660	659,994
Series 2016, Ref. RB(d)	5.00%	08/01/2031	1,270	1,265,256
Series 2020, Ref. RB(d)	5.25%	08/01/2031	440	449,537
Series 2020, Ref. RB(d)	5.38%	08/01/2036	900	915,947
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2033	1,980	1,996,047
Series 2018, RB(d)	5.00%	01/01/2034	1,225	1,232,452
Series 2018, RB(d)	5.00%	01/01/2036	1,140	1,139,946
Series 2020, RB(d)	5.00%	10/01/2040	1,905	1,884,772
Series 2020, RB(d)	4.38%	10/01/2045	1,110	984,352
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(d)	5.38%	06/30/2060	1,975	1,966,124
Series 2024, RB (INS - AGI)(d)(e)	5.25%	06/30/2060	1,615	1,620,896
Series 2024, RB(d)	5.50%	06/30/2060	2,950	2,954,923
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(d)	5.00%	07/01/2046	$2,985	$2,905,246
Series 2016 A, RB(d)	5.25%	01/01/2050	1,620	1,578,493
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(d)	5.00%	12/01/2038	1,200	1,219,285
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(d)	5.50%	12/31/2060	60	60,292
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,519,880
Tender Option Bond Trust Receipts/Certificates;
Series 2025, GO Bonds(f)	5.25%	02/01/2053	5,000	5,191,043
Series 2025, RB(f)	5.00%	06/15/2050	5,065	5,128,115
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	710	712,086
Series 2021 A, RB	5.00%	11/15/2056	1,065	1,068,048
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	460	485,578
Triborough Bridge & Tunnel Authority Sales Tax Revenue; Series 2025, RB(f)	5.25%	05/15/2062	4,810	4,897,876
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,615	2,307,245
				99,087,107
North Carolina–0.48%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB	5.00%	07/01/2047	1,900	1,902,284
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(e)(g)	0.00%	01/01/2053	2,750	653,207
				2,555,491
North Dakota–0.34%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,105	1,018,359
Series 2017 C, RB	5.00%	06/01/2053	855	775,043
				1,793,402
Ohio–4.84%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	775	776,479
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,965	3,316,952
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,235	7,136,357
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	455	457,087
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(d)	5.50%	01/01/2050	2,580	2,665,255
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,685	1,645,121
Series 2017, Ref. RB	5.00%	02/15/2057	1,875	1,728,752
Series 2017, Ref. RB	5.50%	02/15/2057	780	756,787
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(e)	5.25%	12/01/2049	885	899,048
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,290	1,326,695
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,370	1,311,030
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,122,138)(c)(k)(l)	6.00%	04/01/2038	1,145	14,310
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	865	816,707
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,370	1,947,772
Ohio State University (The); Series 2024, RB	5.25%	12/01/2054	770	798,431
				25,596,783
Oklahoma–1.12%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,585	3,535,559
Oklahoma Turnpike Authority; Series 2025, RB(f)	5.25%	01/01/2050	1,400	1,469,828
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(d)	5.50%	06/01/2035	310	310,072
Series 2001 C, Ref. RB(d)	5.50%	12/01/2035	580	580,111
				5,895,570
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	$747	$744,679
Oregon–0.94%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	475	435,325
Oregon (State of); Series 2019, GO Bonds(f)(i)	5.00%	08/01/2044	3,140	3,203,869
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(d)	5.50%	07/01/2053	1,305	1,346,098
				4,985,292
Pennsylvania–3.19%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,755	2,388,023
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	1,075	1,119,802
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(d)	5.25%	06/30/2053	1,845	1,802,442
Series 2022, RB (INS - AGI)(d)(e)	5.00%	12/31/2057	925	891,370
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2023 A-2, RB	4.00%	05/15/2048	500	420,657
Pennsylvania (Commonwealth of) Turnpike Commission; Series 2021 A, RB	4.00%	12/01/2050	860	749,381
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(d)	5.00%	07/01/2042	2,195	2,171,924
Series 2017 B, Ref. RB(d)	5.00%	07/01/2047	375	369,249
Series 2021, Ref. RB (INS - AGI)(d)(e)	4.00%	07/01/2041	1,000	921,422
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,570	1,606,987
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(c)	5.00%	06/15/2050	385	349,693
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(f)(i)	5.50%	07/01/2053	3,845	4,058,335
				16,849,285
Puerto Rico–5.34%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,980	1,999,100
Series 2002, RB	5.63%	05/15/2043	1,740	1,760,025
Series 2005 A, RB(g)	0.00%	05/15/2050	5,450	993,283
Series 2005 B, RB(g)	0.00%	05/15/2055	2,390	279,437
Series 2008 A, RB(g)	0.00%	05/15/2057	17,695	1,062,217
Series 2008 B, RB(g)	0.00%	05/15/2057	35,570	2,008,634
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,100	1,129,176
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,150	1,086,352
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	900	831,865
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	555	475,865
Subseries 2022, RN(g)	0.00%	11/01/2043	634	381,107
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(e)	4.75%	07/01/2033	850	821,973
Series 2007 VV, Ref. RB (INS - AGI)(e)	5.25%	07/01/2031	1,915	1,901,945
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2032	655	646,926
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,355	1,150,892
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,330	1,651,456
Series 2018 A-1, RB(g)	0.00%	07/01/2046	7,840	2,516,909
Series 2018 A-1, RB(g)	0.00%	07/01/2051	10,320	2,436,299
Series 2018 A-1, RB	4.75%	07/01/2053	1,755	1,607,220
Series 2018 A-1, RB	5.00%	07/01/2058	2,010	1,888,507
Series 2019 A-2, RB	4.33%	07/01/2040	990	924,477
Series 2019 A-2, RB	4.78%	07/01/2058	770	690,311
				28,243,976
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.38%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	$2,035	$2,020,640
South Carolina–1.47%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,805	1,901,112
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	460	476,862
Series 2024, RB	5.50%	11/01/2054	1,790	1,846,812
South Carolina (State of) Public Service Authority; Series 2015 E, Ref. RB	5.25%	12/01/2055	3,565	3,568,387
				7,793,173
South Dakota–0.91%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	1,930	1,907,277
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	940	916,156
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	980	968,077
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,020	1,027,729
				4,819,239
Tennessee–3.13%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services); Series 2024, Ref. RB	5.25%	12/01/2049	540	543,708
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,185	1,144,979
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,855	1,884,302
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	1,900	1,709,628
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	2,675	2,910,035
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,895	2,554,483
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(d)	5.00%	07/01/2043	1,230	1,212,171
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(d)	5.00%	07/01/2054	880	859,896
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2026	1,275	1,293,069
Series 2021 A, RB(b)	5.00%	11/01/2031	2,365	2,453,005
				16,565,276
Texas–19.38%
Alamo Community College District; Series 2012, GO Bonds(f)	5.00%	08/15/2034	5,105	5,109,605
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,305	1,142,487
Austin (City of), TX; Series 2022, RB(d)	5.25%	11/15/2047	1,070	1,082,039
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,035	940,685
City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB(f)	5.25%	02/01/2046	1,190	1,241,253
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,280	1,118,017
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,580	1,584,028
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	920	843,726
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,540	1,398,586
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	3,880	3,509,261
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,875	2,504,438
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	1,220	1,065,878
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGI)(e)	4.25%	10/01/2053	1,305	1,103,961
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGI)(e)	5.25%	08/15/2031	3,395	3,807,761
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	1,020	905,547
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGI)(d)(e)	5.25%	07/01/2048	1,595	1,619,994
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(d)	5.50%	07/15/2038	1,385	1,424,901
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(d)	4.00%	07/01/2041	555	481,359
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(d)	5.00%	07/15/2028	500	502,229
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,265	1,148,661
Lamar Consolidated Independent School District; Series 2025, GO Bonds (INS - AGI)(e)(f)(i)	5.50%	02/15/2058	3,250	3,394,078
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	$1,100	$1,146,690
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(d)	4.63%	10/01/2031	2,935	2,931,793
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(k)	4.75%	07/01/2052	750	473,471
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,380	1,211,119
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(e)	5.00%	04/01/2046	505	497,095
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,355	1,353,189
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,165	893,419
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2032	205	199,743
Series 2018, Ref. RB	5.00%	10/01/2033	1,280	1,239,970
Series 2020, RB	5.25%	10/01/2055	2,140	1,834,063
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	2,330	2,317,039
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2028	18,900	17,337,696
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2031	3,740	3,060,709
San Antonio (City of), TX;
Series 2024 A, RB	5.25%	02/01/2049	845	880,170
Series 2024 C, RB	5.50%	02/01/2049	775	825,121
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,361,725
Tarrant (County of), TX; Series 2022, GO Bonds(f)	4.00%	07/15/2047	10,500	9,341,758
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,065	2,700,380
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,950	1,889,352
Series 2016, Ref. RB	5.00%	05/15/2045	1,510	1,348,156
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,781,595)(k)(l)	6.38%	02/15/2048	1,765	1,147,250
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	80	71,078
Series 2020, Ref. RB	6.75%	11/15/2051	80	66,928
Series 2020, Ref. RB	6.88%	11/15/2055	80	67,160
Texas (State of) Transportation Commission; Series 2019, RB(g)	0.00%	08/01/2041	2,000	890,119
Texas (State of) Water Development Board; Series 2022, RB(f)	5.00%	10/15/2047	3,140	3,202,692
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,560	1,598,241
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(d)	5.50%	12/31/2058	1,000	1,025,139
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	4,814
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(e)	4.00%	02/15/2053	3,075	2,571,822
				102,416,395
Utah–1.43%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	388,340
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	389,379
Salt Lake City (City of), UT;
Series 2021 A, RB(d)	5.00%	07/01/2046	795	783,762
Series 2023 A, RB(d)	5.25%	07/01/2048	1,000	1,009,055
Series 2023 A, RB(d)	5.50%	07/01/2053	2,690	2,765,722
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,000	889,886
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	5.00%	01/01/2054	1,360	1,340,148
				7,566,292
Virginia–1.41%
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	305	283,372
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(d)	4.00%	01/01/2040	3,200	2,891,072
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(d)	5.00%	12/31/2047	$1,325	$1,329,390
Series 2022, Ref. RB(d)	5.00%	12/31/2057	745	723,583
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(d)	5.00%	12/31/2049	405	383,330
Series 2017, RB(d)	5.00%	12/31/2056	2,010	1,859,154
				7,469,901
Washington–3.04%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM)(e)	5.50%	12/01/2060	830	874,325
Kalispel Tribe of Indians; Series 2018 B, RB(c)	5.25%	01/01/2038	1,000	1,013,286
Seattle (City of), WA; Series 2023, RB(f)	5.00%	07/01/2052	5,000	5,053,346
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,630	2,376,143
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	800	823,933
Washington (State of) (Bid Group 3); Series 2023 B, GO Bonds	5.00%	02/01/2047	355	364,423
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,285	3,182,906
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	415	368,740
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	340	293,565
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,075	998,407
Washington State Housing Finance Commission; Series 2025, RB (INS - BAM)(c)(e)	5.25%	07/01/2064	765	742,319
				16,091,393
West Virginia–0.44%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	785	825,657
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,635	1,506,044
				2,331,701
Wisconsin–5.09%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(e)(g)	0.00%	12/15/2050	6,130	1,681,593
Series 2020, RB (INS - AGI)(e)(g)	0.00%	12/15/2060	18,550	2,958,365
Series 2022, RB(c)	5.25%	12/15/2061	1,605	1,503,030
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,640	2,193,097
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,365	2,141,090
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,410	1,214,506
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,502,755
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/2026	430	427,000
Series 2014, RB	5.13%	05/01/2029	1,000	985,959
Wisconsin (State of) Public Finance Authority; Series 2022, RB(c)	6.00%	06/01/2062	785	747,789
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(c)	6.75%	08/01/2031	865	776,337
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2050	400	388,249
Series 2022 A, RB(c)	6.13%	02/01/2050	435	422,221
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	620	605,882
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	615	276,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,585	1,611,041
Series 2018 A, RB	5.35%	12/01/2045	1,585	1,593,639
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(c)	5.63%	12/15/2030	859	848,985
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	795,358
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	$2,300	$2,251,887
				26,925,533
Total Municipal Obligations (Cost $815,420,155)				800,038,527
			Shares
Exchange-Traded Funds–0.15%
Invesco Rochester High Yield Municipal ETF (Cost $781,338)(n)			15,338	768,360
TOTAL INVESTMENTS IN SECURITIES(o)–151.51% (Cost $816,201,493)				800,806,887
FLOATING RATE NOTE OBLIGATIONS–(23.77)%
Notes with interest and fee rates ranging from 2.32% to 2.87% at 05/31/2025 and contractual maturities of collateral ranging from 07/01/2033 to 05/15/2062(p)				(125,665,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(28.78)%				(152,111,941)
OTHER ASSETS LESS LIABILITIES–1.04%				5,533,731
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$528,563,677
Investment Abbreviations:
AGI	– Assured Guaranty Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $44,413,780, which represented 8.40% of the Trust’s Net Assets.

(d)	Security subject to the alternative minimum tax.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $26,386,795. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $2,406,446, which represented less than 1% of the Trust’s Net Assets.

(l)	Restricted security. The aggregate value of these securities at May 31, 2025 was $2,743,675, which represented less than 1% of the Trust’s Net Assets.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$791,410	$-	$-	$(23,050)	$-	$768,360	$8,753

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

(o)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	10.13%

(p)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the
Trust’s investments with a value of $172,594,552 are held by TOB Trusts and serve as collateral for the $125,665,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$800,038,527	$—	$800,038,527
Exchange-Traded Funds	768,360	—	—	768,360
Total Investments	$768,360	$800,038,527	$—	$800,806,887
Invesco Quality Municipal Income Trust